                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 033-40991
                                                              File No. 811-06322

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /X/

         Pre-Effective Amendment No.                                       / /

         Post-Effective Amendment No.          61                          /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            /X/

         Amendment No.                         61

                              DELAWARE POOLED TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

   2005 Market Street, Philadelphia, Pennsylvania        19103-7094
--------------------------------------------------------------------------------
     (Address of Principal Executive Offices)            (Zip Code)

Registrant's Telephone Number, including Area Code:   (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering: April 11, 2008

It is proposed that this filing will become effective:

/X/  immediately upon filing pursuant to paragraph (b)

/_/  on (date) pursuant to paragraph (b)

/_/  60 days after filing pursuant to paragraph (a) (1)

/_/  on (date) pursuant to paragraph (a)(1)

/_/  75 days after filing pursuant to paragraph (a) (2)

/_/  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate:

/_/  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 61 to Registration File No. 033-40991 includes the following:

     1.   Facing Page

     2.   Contents Page

     3.   Part A - Prospectuses(1)

     4.   Part B - Statement of Additional Information(1)

     5.   Part C - Other Information

     6.   Signatures

     7.   Exhibits

(1)  The Registrant's  Prospectuses and Statement of Additional  Information are
     incorporated  into this filing by  reference  to the  electronic  filing of
     Post-Effective  Amendment No. 60 to the Registration Statement on Form N-1A
     of the Registrant,  File No. 033-40991,  filed February 28, 2008 (Accession
     No. 0001206774-08-000414).

                                     PART C
                             (Delaware Pooled Trust)
                          File Nos. 033-40991/811-06322
                         Post Effective Amendment No. 61

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously filed documents  indicated  below,  except as noted:

     (a)  Articles of Incorporation.

          (1)  Executed  Agreement and  Declaration of Trust (December 17, 1998)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 30 filed December 14, 1999.

               (i)  Executed Certificate of Amendment (November 15, 2006) to the
                    Agreement and  Declaration of Trust  incorporated  into this filing by reference to Post-Effective Amendment No. 59 filed
                    December 28, 2007.

          (2)  Executed  Certificate of Trust  (December 17, 1998)  incorporated into this filing by reference to Post-Effective  Amendment No. 30 filed December 14, 1999.

     (b)  By-Laws. Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 59 filed
          December 28, 2007

     (c)  Instruments Defining Rights of Security Holders.

          (1)  Agreement and Declaration of Trust. Articles III, IV, V and VI of
               Agreement and Declaration of Trust  incorporated into this filing by reference to  Post-Effective  Amendment No. 30 filed  December
               14, 1999.

          (2)  By-Laws. Article II of the Amended and Restated By-Laws (November
               16,  2006)   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 59 filed December 28, 2007.

     (d)  Investment Advisory Contracts.

          (1)  Executed  Investment  Management  Agreement  (December  15, 1999)
               between  Delaware   Management  Company  (a  series  of  Delaware
               Management  Business Trust) and the Registrant  incorporated into this filing by reference to Post-Effective Amendment No. 35 filed
               February 28, 2001.

               (i)  Executed  Amendment  No. 9 (January 9, 2007) to Exhibit A of
                    the  Investment  Management  Agreement  (December  15, 1999)
                    between the  Registrant and Delaware  Management  Company (a series of Delaware  Management  Business Trust) incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 58 filed February 28, 2007.

               (ii) Executed   Investment  Advisory  Expense  Limitation  Letter
                    (February  2008)  between  Delaware  Management  Company  (a series of Delaware Management Business Trust) and Registrant attached as Exhibit No. EX-99.d.1.ii.

              (iii) Executed  Amendment  No. 10 (December 19, 2007) to Exhibit A
                    of the Investment  Agreement (December 15, 1999) between the
                    Registrant  and  Delaware  Management  Company  (a series of
                    Delaware  Management Business Trust) attached as Exhibit No.
                    EX-99.d.1.iii.

               (iv) Executed  Amendment  No. 11 (March 31, 2008) to Exhibit A of
                    the  Investment  Agreement  (December  15, 1999) between the
                    Registrant  and  Delaware  Management  Company  (a series of
                    Delaware  Management Business Trust) attached as Exhibit No.
                    EX-99.d.1.iv.

          (2)  Executed Investment  Sub-Advisory  Agreement (September 24, 2004)
               between   Mondrian   Investment   Partners,   Ltd.  and  Delaware
               Management  Company  (a series of  Delaware  Management  Business
               Trust)  is   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 55 filed February 23, 2006.

     (e)  Underwriting Contracts.

          (1)  Distribution Agreements.

               (i)  Executed  Distribution  Agreement  (May  15,  2003)  between
                    Delaware Distributors,  L.P. and the Registrant on behalf of each Portfolio incorporated into this filing by reference to
                    Post-Effective Amendment No. 44 filed September 16, 2003.

               (ii) Executed Amendment No. 3 (November 1, 2005) to Schedule I of
                    the Distribution  Agreement  between Delaware  Distributors,
                    L.P.  and  the   Registrant  on  behalf  of  each  Portfolio
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 54 filed October 31, 2005.

              (iii) Executed  Distribution  Agreement  (January 9, 2007) between
                    Delaware Distributors,  L.P. and the Registrant on behalf of
                    The Global Real  Estate  Securities  Portfolio  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 57 filed January 10, 2007.

               (iv) Executed  Distribution  Expense  Limitation Letter (February
                    2008) between Delaware Distributors, L.P. and the Registrant attached as Exhibit No. EX-99.e.1.iv.

          (2)  Financial Intermediary Distribution Agreement.

               (i)  Executed Third Amended and Restated  Financial  Intermediary
                    Distribution  Agreement  (January 1, 2007)  between  Lincoln
                    Financial Distributors, Inc. and Delaware Distributors, L.P.
                    on behalf of the Registrant incorporated into this filing by reference to Post-Effective  Amendment No. 58 filed February
                    28, 2007.

          (3)  Dealer's  Agreement  (January 2001) incorporated into this filing by reference to  Post-Effective  Amendment  No. 41 filed June 28,
               2002.

          (4)  Vision   Mutual   Fund   Gateway(R)Agreement    (November   2000)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 41 filed June 28, 2002.

          (5)  Registered   Investment   Advisers   Agreement   (January   2001)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 41 filed June 28, 2002.

          (6)  Bank/Trust  Agreement (August 2004) incorporated into this filing by reference to  Post-Effective  Amendment No. 50 filed  November
               19, 2004.

     (f)  Bonus or Profit Sharing Contracts. Not applicable.

     (g)  Custodian Agreements.

          (1)  Executed  Mutual Fund  Custody and Services  Agreement  (July 20,
               2007) between Mellon Bank,  N.A. and the Registrant  incorporated into this filing by reference to Post-Effective  Amendment No. 59 filed December 28, 2007.

          (2)  Executed Securities Lending Authorization (July 20, 2007) between
               Mellon  Bank,  N.A.  and the  Registrant  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 59 filed
               December 28, 2007.

     (h)  Other Material Contracts.

          (1)  Executed  Shareholder Services Agreement (April 19, 2001) between
               Delaware  Service Company,  Inc. and the Registrant  incorporated into this filing by reference to Post-Effective  Amendment No. 37 filed October 31, 2001.

               (i)  Executed  Schedule A (January 30,  2007) to the  Shareholder
                    Services   Agreement   incorporated   into  this  filing  by
                    reference to Post-Effective  Amendment No. 58 filed February
                    28, 2007.

               (ii) Executed  Schedule  B  (June  1,  2007)  to the  Shareholder
                    Services   Agreement   incorporated   into  this  filing  by
                    reference to Post-Effective  Amendment No. 59 filed December
                    28, 2007.

          (2)  Executed Fund  Accounting and Financial  Administration  Services
               Agreement  (October 1, 2007)  between  Mellon Bank,  N.A. and the
               Registrant   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 59 filed December 28, 2007.

          (3)  Executed Fund Accounting and Financial  Administration  Oversight
               Agreement  (October 1, 2007) between  Delaware  Service  Company,
               Inc.  and  the  Registrant   incorporated  into  this  filing  by
               reference to  Post-Effective  Amendment No. 59 filed December 28,
               2007.

     (i)  Legal Opinion.

          (1)  Opinion and Consent of Counsel  (October 21,  2005)  incorporated into this filing by reference to Post-Effective  Amendment No. 54 filed October 31, 2005.

          (2)  Opinion and Consent of Counsel  (January 10,  2007)  incorporated into this filing by reference to Post-Effective  Amendment No. 57 filed January 10, 2007.

     (j)  Other Opinions. Not applicable.

     (k)  Omitted Financial Statements. Not applicable.

     (l)  Initial Capital Agreements. Not applicable.

     (m)  Rule 12b-1 Plans.

          (1)  12b-1 Plan for Class A (April 19,  2001)  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 37 filed
               October 31, 2001.

          (2)  12b-1 Plan for Class B (April 19,  2001)  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 37 filed
               October 31, 2001.

          (3)  12b-1 Plan for Class C (April 19,  2001)  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 37 filed
               October 31, 2001.

          (4)  12b-1  Plan  for  Delaware  REIT  Fund  Class  R  (May  1,  2003)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 43 filed April 30, 2003.

          (5)  12b-1  Plan  for  The  International  Equity  Portfolio  Class  P
               (November 1, 2003)  incorporated into this filing by reference to
               Post-Effective Amendment No. 42 filed February 27, 2003.

          (6)  12b-1 Plan for The Global Real Estate Securities  Portfolio Class
               P (January 9, 2007) incorporated into this filing by reference to
               Post-Effective Amendment No. 58 filed February 28, 2007.

     (n)  Rule 18f-3 Plan. Plan under Rule 18f-3 (October 31, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed
          February 23, 2006.

     (o)  Reserved.

     (p)  Codes of Ethics.

          (1)  Code of  Ethics  for the  Delaware  Investments  Family  of Funds
               (November  2007)  incorporated  into this filing by  reference to
               Post-Effective Amendment No. 59 filed December 28, 2007.

          (2)  Code of Ethics  for  Delaware  Investments  (Delaware  Management
               Company,  a series of Delaware  Management  Business  Trust,  and
               Delaware  Distributors,  L.P.) (November 2007)  incorporated into this filing by reference to Post-Effective Amendment No. 59 filed
               December 28, 2007.

          (3)  Code of Ethics for Lincoln  Financial  Distributors,  Inc.  (June
               2007)   incorporated   into   this   filing   by   reference   to
               Post-Effective Amendment No. 59 filed December 28, 2007.

          (4)  Code of Ethics for Mondrian  Investment Partners Limited (January
               1,  2007)  into  this  filing  by  reference  to   Post-Effective
               Amendment No. 58 filed February 28, 2007.

     (q)  Other. Powers of Attorney (May 17, 2007) incorporated into this filing by reference to  Post-Effective  Amendment  No. 59 filed  December 28,
          2007.

Item 24.  Persons Controlled by or Under Common Control with Registrant. None.

Item 25.  Indemnification.  Article  VII,  Section 2 (November  15, 2006) to the
          Agreement and  Declaration of Trust  incorporated  into this filing by reference to Post-Effective  Amendment No. 59 filed December 28, 2007.
          Article VI of the Amended and  Restated  By-Laws  (November  16, 2006)
          incorporated into this filing by reference to Post-Effective Amendment
          No. 59 filed December 28, 2007.

Item 26.  Business and Other Connections of the Investment Adviser.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to
          certain   of   the   other   funds   in   the   Delaware   Investments
          Funds(R)(Delaware  Group Adviser  Funds,  Delaware Group Cash Reserve,
          Delaware  Group  Equity  Funds I,  Delaware  Group  Equity  Funds  II,
          Delaware  Group  Equity  Funds III,  Delaware  Group  Equity Funds IV,
          Delaware  Group  Equity  Funds V,  Delaware  Group  Foundation  Funds,
          Delaware Group Global & International Funds, Delaware Group Government
          Fund,  Delaware  Group  Income  Funds,  Delaware  Group  Limited  Term
          Government Funds, Delaware Group State Tax-Free Income Trust, Delaware
          Group Tax Free  Fund,  Delaware  Group Tax Free Money  Fund,  Delaware
          Investments  Municipal Trust,  Delaware VIP Trust, Optimum Fund Trust,
          Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur
          Mutual Funds,  Voyageur  Mutual Funds II,  Voyageur  Mutual Funds III,
          Voyageur  Tax-Free  Funds,  Delaware  Investments  Dividend and Income
          Fund,  Inc.,  Delaware  Investments  Global  Dividend and Income Fund,
          Inc.,  Delaware  Investments  Arizona  Municipal  Income  Fund,  Inc.,
          Delaware  Investments  Colorado Municipal Income Fund, Inc.,  Delaware
          Investments  National  Municipal  Income  Fund,  Delaware  Investments
          Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global
          Dividend  and  Income  Fund)  as  well  as to  certain  non-affiliated registered investment companies. In addition,  certain officers of the
          Manager also serve as trustees of other Delaware Investments Funds(R), and certain officers are also officers of these other funds. A company indirectly  owned by the  Manager's  parent  company acts as principal
          underwriter   to  the  mutual  funds  in  the   Delaware   Investments
          Funds(R)(see  Item 27 below)  and  another  such  company  acts as the shareholder  services,  dividend disbursing,  accounting servicing and transfer agent for all of the Delaware Investments Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

---------------------------- ----------------------------- -------------------------------- -------------------------------------
Name and Principal           Positions and Offices with    Positions and Offices with
Business Address             Manager                       Registrant                       Other Positions and Offices Held
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Patrick P. Coyne             President                     Chairman/President/Chief         Mr. Coyne has served in various
                                                           Executive Officer                executive capacities within
                                                                                            Delaware Investments

                                                                                            President - Lincoln National
                                                                                            Investment Companies, Inc.

                                                                                            Director - Kaydon Corp.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael J. Hogan(1)          Executive Vice                Executive Vice President/Head    Mr. Hogan has served in various
                             President/Head of Equity      of Equity Investments            executive capacities within
                             Investments                                                    Delaware Investments

                                                                                            Executive Vice President/Chief
                                                                                            Investment Officer/Head of Equity
                                                                                            Investments - Delaware Investment
                                                                                            Advisers (a series of Delaware
                                                                                            Management Business Trust
---------------------------- ----------------------------- -------------------------------- -------------------------------------
John C.E. Campbell           Executive Vice                None                             Mr. Campbell has served in various
                             President/Global Marketing                                     executive capacities within
                             & Client Services                                              Delaware Investments

                                                                                            President/Chief Executive Officer -
                                                                                            Optimum Fund Trust
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Philip N. Russo              Executive Vice                None                             Mr. Russo has served in various
                             President/Chief                                                executive capacities within
                             Administrative Officer                                         Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
See Yeng Quek                Executive Vice                Executive Vice                   Mr. Quek has served in various
                             President/Managing            President/Managing Director,     executive capacities within
                             Director/Chief Investment     Fixed Income                     Delaware Investments
                             Officer,
                             Fixed Income                                                   Executive Vice President/Managing
                                                                                            Director/
                                                                                            Chief Investment Officer, Fixed
                                                                                            Income -Lincoln National Investment
                                                                                            Companies, Inc.

                                                                                            Director/Trustee - HYPPCO Finance
                                                                                            Company Ltd.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Douglas L. Anderson          Senior Vice                   None                             Mr. Anderson has served in various
                             President/Operations                                           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Marshall T. Bassett          Senior Vice President/Chief   Senior Vice President/           Mr. Bassett has served in various
                             Investment Officer--          Chief Investment Officer--       executive capacities within
                             Emerging Growth Equity        Emerging Growth Equity           Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joseph R. Baxter             Senior Vice President/Head    Senior Vice President/           Mr. Baxter has served in various
                             of Municipal Bond             Head of Municipal Bond           executive capacities within
                             Investments                   Investments                      Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher S. Beck          Senior Vice                   Senior Vice President/Senior     Mr. Beck has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael P. Buckley           Senior Vice                   Senior Vice President/           Mr. Buckley has served in various
                             President/Director of         Director of Municipal Research   executive capacities within
                             Municipal Research                                             Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen J. Busch             Senior Vice                   None                             Mr. Busch has served in various
                             President/Investment                                           executive capacities within
                             Accounting                                                     Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael F. Capuzzi           Senior Vice President--       Senior Vice President--          Mr. Capuzzi has served in various
                             Investment Systems            Investment Systems               executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Lui-Er Chen(2)               Senior Vice                   Senior Vice President/           Mr. Chen has served in various
                             President/Senior Portfolio    Senior Portfolio Manager/Chief   executive capacities within
                             Manager/Chief Investment      Investment Officer, Emerging     Delaware Investments
                             Officer, Emerging Markets     Markets
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Thomas H. Chow               Senior Vice                   Senior Vice President/Senior     Mr. Chow has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Robert F. Collins            Senior Vice                   Senior Vice President/           Mr. Collins has served in various
                             President/Senior Portfolio    Senior Portfolio Manager         executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen J. Czepiel           Senior Vice                   Senior Vice President/Senior     Mr. Czepiel has served in various
                             President/Portfolio           Municipal Bond Trader            executive capacities within
                             Manager/Senior Municipal                                       Delaware Investments
                             Bond Trader
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Chuck M. Devereux            Senior Vice                   Senior Vice President/Senior     Mr. Devereux has served in various
                             President/Senior Research     Research Analyst                 executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Roger A. Early(3)            Senior Vice                   Senior Vice President/Senior     Mr. Early has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
James A. Forant              Senior Vice                   None                             Mr. Forant has served in various
                             President/Director,                                            executive capacities within
                             Technical Services                                             Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stuart M. George             Senior Vice President/Head    Senior Vice President/Head of    Mr. George has served in various
                             of Equity Trading             Equity Trading                   executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Paul Grillo                  Senior Vice                   Senior Vice President/Senior     Mr. Grillo has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
William F. Keelan            Senior Vice                   Senior Vice President/Director   Mr. Keelan has served in various
                             President/Director of         of Quantitative Research         executive capacities within
                             Quantitative Research                                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kevin P. Loome(4)            Senior Vice                   Senior Vice President/Senior     Mr. Loome has served in various
                             President/Senior Portfolio    Portfolio Manager/Head of High   executive capacities within
                             Manager/Head of High Yield    Yield Investments                Delaware Investments
                             Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Francis X. Morris            Senior Vice President/Chief   Senior Vice President/Chief      Mr. Morris has served in various
                             Investment Officer-- Core     Investment Officer-- Core        executive capacities within
                             Equity                        Equity                           Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brian L. Murray, Jr.         Senior Vice President/Chief   Senior Vice President/Chief      Mr. Murray has served in various
                             Compliance Officer            Compliance Officer               executive capacities within
                                                                                            Delaware Investments

                                                                                            Senior Vice President/Chief
                                                                                            Compliance Officer - Lincoln
                                                                                            National Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Susan L. Natalini            Senior Vice                   None                             Ms. Natalini has served in various
                             President/Marketing &                                          executive capacities within
                             Shared Services                                                Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Zoe Neale(5)                 Senior Vice President/Chief   Senior Vice President/Chief      Mr. Neale has served in various
                             Investment Officer,           Investment Officer,              executive capacities within
                             International Equity          International Equity             Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
D. Tysen Nutt                Senior Vice President/Chief   Senior Vice President/Chief      Mr. Nutt has served in various
                             Investment Officer,           Investment Officer,              executive capacities within
                             Large Cap Value Equity        Large Cap Value                  Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
David P. O'Connor            Senior Vice                   Senior Vice President/           Mr. O'Connor has served in various
                             President/Strategic           Strategic Investment             executive capacities within
                             Investment Relationships      Relationships and                Delaware Investments
                             and Initiatives/General       Initiatives/General Counsel
                             Counsel                                                        Senior Vice President/ Strategic
                                                                                            Investment Relationships and
                                                                                            Initiatives/ General Counsel/Chief
                                                                                            Legal Officer - Optimum Fund Trust

                                                                                            Senior Vice President/ Strategic
                                                                                            Investment Relationships and
                                                                                            Initiatives/ General Counsel/Chief
                                                                                            Legal Officer - Lincoln National
                                                                                            Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Philip R. Perkins            Senior Vice                   Senior Vice President/Senior     Mr. Perkins has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Richard Salus                Senior Vice President/        Senior Vice President/Chief      Mr. Salus has served in various
                             Controller/Treasurer          Financial Officer                executive capacities within
                                                                                            Delaware Investments

                                                                                            Senior Vice President/
                                                                                            Controller/Treasurer - Lincoln
                                                                                            National Investment Companies, Inc.

                                                                                            Senior Vice President/Chief
                                                                                            Financial Officer - Optimum Fund
                                                                                            Trust
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Jeffrey S. Van Harte(6)      Senior Vice President/Chief   Senior Vice President/Chief      Mr. Van Harte has served in various
                             Investment Officer--          Investment Officer--             executive capacities within
                             Focus Growth Equity           Focus Growth Equity              Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Babak Zenouzi(7)             Senior Vice                   Senior Vice President/Senior     Mr. Zenouzi has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gary T. Abrams               Vice President/Senior         Vice President/Senior Equity     Mr. Abrams has served in various
                             Equity Trader                 Trader                           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher S. Adams         Vice President/Portfolio      Vice President/Portfolio         Mr. Adams has served in various
                             Manager/Senior Equity         Manager/Senior Equity Analyst    executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Damon J. Andres              Vice President/Senior         Vice President/Senior            Mr. Andres has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Wayne A. Anglace(8)          Vice President/Credit         Vice President/Credit Research   Mr. Anglace has served in various
                             Research Analyst              Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Margaret MacCarthy Bacon(9)  Vice President/ Investment    None                             Ms. Bacon has served in various
                             Specialist                                                     executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Todd Bassion(10)             Vice President/Senior         Vice President/Senior Research   Mr. Bassion has served in various
                             Research Analyst              Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Richard E. Biester           Vice President/Equity Trader  Vice President/Equity Trader     Mr. Biester has served in various
                                                                                            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher J. Bonavico(11)  Vice President/Senior         Vice President/Senior            Mr. Bonavico has served in various
                             Portfolio Manager/Equity      Portfolio Manager/Equity         executive capacities within
                             Analyst                       Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Vincent A. Brancaccio        Vice President/Senior         None                             Mr. Brancaccio has served in
                             Equity Trader                                                  various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kenneth F. Broad(12)         Vice President/Senior         Vice President/Senior            Mr. Broad has served in various
                             Portfolio Manager/Equity      Portfolio Manager/Equity         executive capacities within
                             Analyst                       Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Mary Ellen M. Carrozza       Vice President/Client         Vice President/Client Services   Ms. Carrozza has served in various
                             Services                                                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen G. Catricks          Vice President/Portfolio      Vice President/Portfolio         Mr. Catricks has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Wen-Dar Chen(13)             Vice President/Portfolio      Vice President/Portfolio         Mr. Chen has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Anthony G. Ciavarelli        Vice President/Assistant      Vice President/Associate         Mr. Ciavarelli has served in
                             General Counsel/ Assistant    General Counsel/ Assistant       various executive capacities within
                             Secretary                     Secretary                        Delaware Investments

                                                                                            Vice President/Associate General
                                                                                            Counsel/Assistant Secretary -
                                                                                            Lincoln National Investment
                                                                                            Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Bradley J. Cline(14)         Vice                          Vice President/International     Mr. Cline has served in various
                             President/International       Credit Research Analyst          executive capacities within
                             Credit Research Analyst                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
David F. Connor              Vice President/Deputy         Vice President/Deputy General    Mr. Connor has served in various
                             General Counsel/              Counsel/Secretary                executive capacities within
                             Secretary                                                      Delaware Investments

                                                                                            Vice President/Deputy General
                                                                                            Counsel/Secretary - Optimum Fund
                                                                                            Trust

                                                                                            Vice President/Deputy General
                                                                                            Counsel/ Secretary - Lincoln
                                                                                            National Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Cori E. Daggett              Vice                          Vice President/Associate         Ms. Daggett has served in various
                             President/Counsel/Assistant   General Counsel/Assistant        executive capacities within
                             Secretary                     Secretary                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Craig C. Dembek(15)          Vice President/Senior         Vice President/Senior Research   Mr. Dembek has served in various
                             Research Analyst              Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher M. Ericksen(16)  Vice President/Portfolio      Vice President/Portfolio         Mr. Ericksen has served in various
                             Manager/Equity Analyst        Manager/Equity Analyst           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joel A. Ettinger             Vice President/Taxation       Vice President/Taxation          Mr. Ettinger has served in various
                                                                                            executive capacities within
                                                                                            Delaware Investments

                                                                                            Vice President/Taxation - Lincoln
                                                                                            National Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Devon K. Everhart            Vice President/Senior         Vice President/Senior Research   Mr. Everhart has served in various
                             Research Analyst              Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joseph Fiorilla              Vice President/Trading        None                             Mr. Fiorilla has served in various
                             Operations                                                     executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Charles E. Fish              Vice President/Senior         Vice President/Senior Equity     Mr. Fish has served in various
                             Equity Trader                 Trader                           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Clifford M. Fisher           Vice President/Senior         Vice President/Senior            Mr. Fisher has served in various
                             Municipal Bond Trader         Municipal Bond Trader            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Patrick G. Fortier(17)       Vice President/Portfolio      Vice President/ Portfolio        Mr. Fortier has served in various
                             Manager/Equity Analyst        Manager/Equity Analyst           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Paul D. Foster               Vice President/Investment     None                             Mr. Foster has served in various
                             Specialist-- Emerging                                          executive capacities within
                             Growth Equity                                                  Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Denise A. Franchetti         Vice President/Portfolio      Vice President/Portfolio         Ms. Franchetti has served in
                             Manager/Municipal Bond        Manager/Municipal Bond Credit    various executive capacities within
                             Credit Analyst                Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Lawrence G. Franko(18)       None                          Vice President/Senior Equity     Mr. Franko has served in various
                                                           Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Henry A. Garrido(19)         Vice President/Equity         None                             Mr. Garrido has served in various
                             Analyst                                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Daniel V. Geatens            Vice President/Director of    Vice President/Treasurer         Mr. Geatens has served in various
                             Financial Administration                                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Barry S. Gladstein           Vice President/Portfolio      Vice President/Equity            Mr. Gladstein has served in various
                             Manager                       Analyst/Portfolio Manager        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gregg Gola(20)               Vice President/Senior High    Vice President/Senior High       Mr. Gola has served in various
                             Yield Trader                  Yield Trader                     executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher Gowlland(21)     Vice President/Senior         Vice President/Senior            Mr. Gowlland has served in various
                             Quantitative Analyst          Quantitative Analyst             executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Edward Gray(22)              Vice President/Senior         Vice President/Senior            Mr. Gray has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
David J. Hamilton            Vice President/Fixed Income   Vice President/Credit Research   Mr. Hamilton has served in various
                             Analyst                       Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brian Hamlet(23)             Vice President/Senior         Vice President/Senior            Mr. Hamlet has served in various
                             Corporate Bond Trader         Corporate Bond Trader            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Lisa L. Hansen(24)           Vice President/Head of        Vice President/Head of Focus     Ms. Hansen has served in various
                             Focus Growth Equity Trading   Growth Equity Trading            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gregory M. Heywood(25)       Vice President/Portfolio      Vice President/Portfolio         Mr. Heywood has served in various
                             Manager/Equity Analyst        Manager/Research Analyst         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Sharon Hill                  Vice President/Head of        Vice President/Head of Equity    Ms. Hill has served in various
                             Equity Quantitative           Quantitative Research and        executive capacities within
                             Research and Analytics        Analytics                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
J. David Hillmeyer(26)       None                          Vice President/Corporate Bond    Mr. Hillmeyer has served in various
                                                           Trader                           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher M. Holland       Vice President/Portfolio      Vice President/Associate         Mr. Holland has served in various
                             Manager                       Equity Analyst II/Portfolio      executive capacities within
                                                           Manager                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Chungwei Hsia(27)            None                          Vice President/Senior Research   Mr. Hsia has served in various
                                                           Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael E. Hughes            Vice President/Senior         Vice President/Senior Equity     Mr. Hughes has served in various
                             Equity Analyst                Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Jordan L. Irving             Vice President/Senior         Vice President/Senior            Mr. Irving has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Cynthia Isom                 Vice President/Senior         Vice President/Portfolio         Ms. Isom has served in various
                             Portfolio Manager             Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kenneth R. Jackson           Vice President/Quantitative   Vice President/Equity Trader     Mr. Jackson has served in various
                             Analyst                                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen M. Juszczyszyn(28)   Vice President/Structured     Vice President/Structured        Mr. Juszczyszyn has served in
                             Products Analyst/Trader       Products Analyst/Trader          various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Audrey E. Kohart             Vice President/Financial      Vice President/Financial         Ms. Kohart has served in various
                             Planning and Reporting        Planning and Reporting           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Roseanne L. Kropp            Vice President/Senior Fund    None                             Ms. Kropp has served in various
                             Analyst II, High Grade                                         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Nikhil G. Lalvani            Vice President/Senior         Vice President/Senior Equity     Mr. Lalvani has served in various
                             Equity Analyst/Portfolio      Analyst/Portfolio Manager        executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Steven T. Lampe              Vice President/Portfolio      Vice President/Portfolio         Mr. Lampe has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Anthony A. Lombardi          Vice President/Senior         Vice President/Senior            Mr. Lombardi has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Francis P. Magee             Vice President/Portfolio      None                             Mr. Magee has served in various
                             Analyst                                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
John P. McCarthy(29)         Vice President/Senior         Vice President/Senior Research   Mr. McCarthy has served in various
                             Research Analyst/Trader       Analyst/Trader                   executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brian McDonnell(30)          Vice President/Structured     Vice President/Structured        Mr. McDonnell has served in various
                             Products Analyst/Trader       Products Analyst/Trader          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael S. Morris            Vice President/Portfolio      Vice President/Portfolio         Mr. Morris has served in various
                             Manager/Senior Equity         Manager/Senior Equity Analyst    executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Victor Mostrowski(31)        None                          Vice President/Portfolio         Mr. Mostrowski has served in
                                                           Manager                          various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Philip O. Obazee             Vice President/ Derivatives   Vice President/ Derivatives      Mr. Obazee has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Donald G. Padilla            Vice President/Portfolio      Vice President/Portfolio         Mr. Padilla has served in various
                             Manager/Senior Equity         Manager/Senior Equity Analyst    executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Daniel J. Prislin(32)        Vice President/Senior         Vice President/Senior            Mr. Prislin has served in various
                             Portfolio Manager/Equity      Portfolio Manager/Equity         executive capacities within
                             Analyst                       Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gretchen Regan               Vice President/Quantitative   Vice President/Quantitative      Ms. Regan has served in various
                             Analyst                       Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Carl Rice                    Vice President/Senior         Vice President/Senior            Mr. Rice has served in various
                             Investment Specialist,        Investment Specialist, Large     executive capacities within
                             Large Cap Value Focus Equity  Cap Value Focus Equity           Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joseph T. Rogina             Vice President/Equity Trader  Vice President/Equity Trader     Mr. Rogina has served in various
                                                                                            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Debbie A. Sabo(33)           Vice President/Equity         Vice President/Equity Trader,    Ms. Sabo has served in various
                             Trader, Focus Growth Equity   Focus Growth Equity              executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kevin C. Schildt             Vice President/Senior         Vice President/Senior            Mr. Schildt has served in various
                             Municipal Credit Analyst      Municipal Credit Analyst         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Bruce Schoenfeld(34)         Vice President/Equity         Vice President/Equity Analyst    Mr. Schoenfeld has served in
                             Analyst                                                        various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Richard D. Seidel            Vice President/Assistant      None                             Mr. Seidel has served in various
                             Controller/Assistant                                           executive capacities within
                             Treasurer                                                      Delaware Investments

                                                                                            Vice President/Assistant
                                                                                            Controller/Assistant Treasurer -
                                                                                            Lincoln National Investment
                                                                                            Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brian M. Scotto              None                          Vice President/Structured        Mr. Scotto has served in various
                                                           Products Analyst                 executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Nancy E. Smith               Vice President-- Investment   Vice President-- Investment      Ms. Smith has served in various
                             Accounting                    Accounting                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brenda L. Sprigman           Vice President/Business       Vice President/Business          Ms. Sprigman has served in various
                             Manager - Fixed Income        Manager - Fixed Income           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael T. Taggart           Vice President/Facilities &   None                             Mr. Taggart has served in various
                             Administrative Services                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Rise Taylor                  Vice President/Strategic      None                             Ms. Taylor has served in various
                             Investment Relationships                                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Rudy D. Torrijos, III        None                          Vice President/Portfolio         Mr. Torrijos has served in various
                                                           Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael Tung(35)             None                          Vice President/Portfolio         Mr. Tung has served in various
                                                           Manager                          executive capacities within
                                                                                            Delaware Investments

                                                                                            Vice President/Equity Analyst
                                                                                            -Delaware Investment Advisers (a
                                                                                            series of Delaware Management
                                                                                            Business Trust)
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Robert A. Vogel, Jr.         Vice President/Senior         Vice President/Senior            Mr. Vogel has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Lori P. Wachs                Vice President/Portfolio      Vice President/Portfolio         Ms. Wachs has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Jeffrey S. Wang(36)          None                          Vice President/Equity Analyst    Mr. Wang has served in various
                                                                                            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael G. Wildstein(37)     None                          Vice President/Senior Research   Mr. Wildstein has served in various
                                                           Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kathryn R. Williams          Vice President/Associate      Vice President/Associate         Ms. Williams has served in various
                             General Counsel/Assistant     General Counsel/Assistant        executive capacities within
                             Secretary                     Secretary                        Delaware Investments

                                                                                            Vice President/Associate General
                                                                                            Counsel/Assistant Secretary -
                                                                                            Lincoln National Investment
                                                                                            Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Nashira Wynn                 Vice President/Senior         Vice President/Senior Equity     Ms. Wynn has served in various
                             Equity Analyst/Portfolio      Analyst/Portfolio Manager        executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Guojia Zhang(38)             Vice President/Equity         Vice President/Equity Analyst    Mr. Zhang has served in various
                             Analyst                                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Douglas R. Zinser(39)        Vice President/Credit         Vice President/Credit Research   Mr. Zinser has served in various
                             Research Analyst              Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------

(1)  Managing  Director/Global Head of Equity (2004-2007) and Director/Portfolio
     Strategist (1996-2004), SEI Investments.

(2)  Managing Director/Senior Portfolio Manager, Evergreen Investment Management
     Company, 1995.

(3)  Senior Portfolio Manager,  Chartwell Investment Partners,  2003-2007; Chief
     Investment Officer, Turner Investments, 2002-2003.

(4)  Portfolio Manager/Analyst, T. Rowe Price, 1996-2007.

(5)  Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(6)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005

(7)  Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.

(8)  Research Analyst, Gartmore Global Investments,  2004-2007; Vice President -
     Private Client Researcher, Deutsche Bank Alex. Brown, 2000-2004.

(9)  Client Service Officer, Thomas Weisel Partners, 2002-2005.

(10) Senior Research Associate, Thomas Weisel Partners, 2002-2005.

(11) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.

(12) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.

(13) Quantitative Analyst, J.P. Morgan Securities, 1998-2004.

(14) Securities Litigation Associate, Sutherland Asbill & Brennan, 2004-2005.

(15) Senior Fixed Income  Analyst,  Chartwell  Investment  Partners,  2003-2007;
     Senior Fixed Income Analyst, Stein, Roe & Farnham, 2000-2003.

(16) Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.

(17) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(18) Finance  Professor,  University of  Massachusetts,  1987-2006;  Co-founder,
     Arborway  Capital,  2005;  Senior  Investment  Professional,  Thomas Weisel
     Partners, 2002-2005; Senior Investment Professional, ValueQuest, 1987-2002.

(19) Senior Analyst, Wells Capital Management, 2000-2006.

(20) Executive Director, Morgan Stanley Investment Manager, Miller, Anderson and
     Sherrerd, 1998-2007.

(21) Vice  President/Senior  Quantitative  Analyst,  State Street Global Markets
     LLC,  2005-2007;   Quantitative  Strategist,   Morgan  Stanley,  2004-2005;
     Investment Banker, Commerzbank Securities, 2000-2004.

(22) Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(23) Vice President, Lehman Brothers Holdings, 2003-2007.

(24) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(25) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells CapitalManagement,  LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(26) Senior  Corporate Bond  Trader/High  Yield  Portfolio  Manager/Quantitative
     Analyst, Hartford Investment Management Company, 1996-2007.

(27) Senior Analyst, Oppenheimerfunds,  2006-2007; Senior Analyst, Merrill Lynch
     Investment Managers, 2005-2006; Analyst, Federated Investors, 2001-2005.

(28) Director of Fixed Income Trading, Sovereign Bank Capital Markets, 2001-2007.

(29) Senior High Yield Trader, Chartwell Investment Partners, 2002-2007.

(30) Managing Director - Fixed Income Trading, Sovereign Securities, 2001-2007.

(31) Senior Portfolio  Manager,  HSBC Halbis Partners (USA),  2006-2007;  Global
     Fixed  Income  Portfolio  Manager,  State  of  New  Jersey,  Department  of
     Treasury, Division of Investment, 1999-2006.

(32) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.

(33) Head Trader, McMorgan & Company, 2003-2005.

(34) Vice President/Senior  Emerging Markets Analyst,  Artha Capital Management,
     2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.

(35) Vice  President,  Galleon  Group,  2005-2006;  Analyst,  Hambrecht  & Quist
     Capital Management,  2003-2005;  Junior Analyst,  Durus Capital Management,
     2003;  Anesthesiologist,  Beth Israel  Deaconess  Medical  Center,  Harvard
     Medical School, 2002-2003.

(36) Investment  Manager,  Pictet Asset Management  Limited,  2004-2007;  Summer
     Intern, Ritchie Capital Management, LLC, 2003; Senior Investment Associate,
     Putnam Investments, 1999-2002.

(37) Portfolio Manager, Merrill Lynch Investment Managers, 2001-2007.

(38) Equity Analyst, Evergreen Investment Management Company, 2004-2006.

(39) Vice  President,  Assurant,  2006-2007;  Assistant  Vice President - Senior
     Research Analyst, Delaware Investments, 2002-2006.

          Mondrian   Investment   Partners   Limited   ("Mondrian")   serves  as
          sub-advisor to the Registrant. Information regarding the directors and officers of Mondrian and the positions held with the Registrant during the past two years is provided  below.  Unless  otherwise  noted,  the principal business address of each director and officer of Mondrian is
          Third Floor, 80 Cheapside, London, England EC2V 7JD.

-------------------------------------- ---------------------------------------------------------------------------------------
Name and Principal Business Address    Positions and Offices with Mondrian  and its Affiliates and other Positions and Offices
                                       Held
-------------------------------------- ---------------------------------------------------------------------------------------
David G. Tilles                        Executive Chairman and Director of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Elizabeth A. Desmond                   Joint Chief Investment Officer - Developed Equity Markets and Director of Mondrian
                                       Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
John Emberson                          Chief Operating Officer and Director of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Clive A. Gillmore                      Chief Executive Officer and Director of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
John Kirk                              Investment Director and Director of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Nigel G. May                           Joint Chief Investment Officer - Developed Equity Markets and Director of Mondrian
                                       Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Christopher A. Moth                    Chief Investment Officer - Global Fixed Income & Currencies and Director of Mondrian
                                       Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Hamish O. Parker                       Investment Director and Director of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Robert Akester                         Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Brendan Baker                          Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Fiona A. Barwick                       Director of Regional Research of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Joanna Bates                           Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Ginny Chong                            Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Ormala Krishnan                        Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Emma R. E. Lewis                       Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Russell Mackie                         Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Andrew Miller                          Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Hugh A. Serjeant                       Director of Regional Research of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
David Wakefield                        Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
James S. Beveridge                     Senior Trading Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Len Johnson                            Senior Vice President-Client Services of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Nigel Bliss                            Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Ian Cooke                              Chief Accountant of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Richard J. Ginty                       Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Gregory Halton                         Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Frances Lake                           Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Aidan Nicholson                        Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Solomon Peters                         Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Dan Philps                             Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Andrew Porter                          Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Jonathan Spread                        Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Amice Tierman                          Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Jason Andrews                          Manager, Investment Administration of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Stephen Starnes                        Senior Manager - Client Services of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
John L. Barrett                        Chief Compliance Officer of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Paul J. Fournel                        IT Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Jane Goss                              General Counsel and Company Secretary of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Brian Heywood                          Implementation Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Jennifer E. Phimister                  Manager, Client Services of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Warren D. Shirvell                     Head of Operations of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Dinash Lakhani                         Senior Research Analyst of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Bilgin Soylu                           Senior Research Analyst of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Boris Veselinovich                     Senior Research Analyst of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Natalie Stone                          Trader of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Emma Upstone                           Internal Auditor of of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------
Arthur van Hoogstraten                 IT Programme Manager of Mondrian Investment Partners Limited
-------------------------------------- ---------------------------------------------------------------------------------------

Item 27. Principal Underwriters.

     (a)  (1)  Delaware  Distributors,  L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

     (a)  (2)  Information  with  respect  to each  officer  and  partner of the principal  underwriter  and the  Registrant  is  provided  below.
               Unless otherwise  noted,  the principal  business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market
               Street, Philadelphia, PA 19103-7094.

------------------------------------- ------------------------------------------- ------------------------------------------
Name and Principal Business Address   Positions and Offices with Underwriter      Positions and Offices with Registrant
------------------------------------- ------------------------------------------- ------------------------------------------
Delaware Distributors, Inc.           General Partner                             None
------------------------------------- ------------------------------------------- ------------------------------------------
Delaware Capital Management           Limited Partner                             None
------------------------------------- ------------------------------------------- ------------------------------------------
Delaware Investment Advisers          Limited Partner                             None
------------------------------------- ------------------------------------------- ------------------------------------------
Theodore K. Smith                     President                                   None
------------------------------------- ------------------------------------------- ------------------------------------------
Philip N. Russo                       Executive Vice President                    None
------------------------------------- ------------------------------------------- ------------------------------------------
Douglas L. Anderson                   Senior Vice President/Operations            None
------------------------------------- ------------------------------------------- ------------------------------------------
Jeffrey M. Kellogg                    Senior Vice President/Senior Product        None
                                      Manager/Communications Manager
------------------------------------- ------------------------------------------- ------------------------------------------
Brian L. Murray, Jr.                  Senior Vice President/Compliance            Senior Vice President/Chief Compliance
                                                                                  Officer
------------------------------------- ------------------------------------------- ------------------------------------------
David P. O'Connor                     Senior Vice President/Strategic             Senior Vice President/Strategic
                                      Investment Relationships and                Investment Relationships and
                                      Initiatives/General Counsel                 Initiatives/General Counsel
------------------------------------- ------------------------------------------- ------------------------------------------
Robert E. Powers                      Senior Vice President/Senior Domestic       None
                                      Sales Manager
------------------------------------- ------------------------------------------- ------------------------------------------
Richard Salus                         Senior Vice President/Controller/           Senior Vice President/Chief Financial
                                      Treasurer/Financial Operations Principal    Officer
------------------------------------- ------------------------------------------- ------------------------------------------
James L. Shields                      Senior Vice President/Chief Information     None
                                      Officer
------------------------------------- ------------------------------------------- ------------------------------------------
Trevor M. Blum                        Vice President/Senior Consultant            None
                                      Relationship Manager
------------------------------------- ------------------------------------------- ------------------------------------------
E. Zoe Bradley                        Vice President/Product Management Manager   None
------------------------------------- ------------------------------------------- ------------------------------------------
Mary Ellen M. Carrozza                Vice President/Client Services              None
------------------------------------- ------------------------------------------- ------------------------------------------
Anthony G. Ciavarelli                 Vice President/Associate General            Vice President/Associate General
                                      Counsel/Assistant Secretary                 Counsel/Assistant Secretary
------------------------------------- ------------------------------------------- ------------------------------------------
David F. Connor                       Vice President/Deputy General               Vice President/Deputy General
                                      Counsel/Secretary                           Counsel/Secretary
------------------------------------- ------------------------------------------- ------------------------------------------
Joel A. Ettinger                      Vice President/Taxation                     Vice President/Taxation
------------------------------------- ------------------------------------------- ------------------------------------------
Matthew B. Golden                     Vice President/Service Center               None
------------------------------------- ------------------------------------------- ------------------------------------------
Edward M. Grant                       Vice President/Senior Domestic Sales        None
                                      Manager
------------------------------------- ------------------------------------------- ------------------------------------------
Audrey Kohart                         Vice President/Financial Planning and       Vice President/Financial Planning and
                                      Reporting                                   Reporting
------------------------------------- ------------------------------------------- ------------------------------------------
Marlene D. Petter                     Vice President/Marketing Communications     None
------------------------------------- ------------------------------------------- ------------------------------------------
Richard D. Seidel                     Vice President/Assistant                    None
                                      Controller/Assistant Treasurer
------------------------------------- ------------------------------------------- ------------------------------------------
Michael T. Taggart                    Vice President/Facilities &                 None
                                      Administrative Services
------------------------------------- ------------------------------------------- ------------------------------------------
Molly Thompson                        Vice President/Associate Product            None
                                      Management Manager
------------------------------------- ------------------------------------------- ------------------------------------------
Kathryn R. Williams                   Vice President/Senior Counsel/ Assistant    Vice President/Associate General
                                      Secretary                                   Counsel/Assistant Secretary
------------------------------------- ------------------------------------------- ------------------------------------------

     (b)  (1)  Lincoln Financial Distributors,  Inc. ("LFD") serves as financial intermediary  wholesaler for all the mutual funds in the Delaware
               Investments Family of Funds.

     (b)  (1)  Information  with  respect to each officer and partner of LFD and the Registrant is provided below.  Unless  otherwise  noted,  the principal  business address of each officer and partner of LFD is
               2001 Market Street, Philadelphia, PA 19103-7055.

---------------------------------------- --------------------------------------------- -------------------------------------
Name and Principal Business Address      Positions and Office with LFD                      Positions and Offices with
                                                                                                    Registrant
----------------------------------------- --------------------------------------------- -------------------------------------
Terrence Mullen                          President and Chief Executive Officer                         None
---------------------------------------- --------------------------------------------- -------------------------------------
David M. Kittredge                       Senior Vice President                                         None
---------------------------------------- --------------------------------------------- -------------------------------------
Nancy Briguglio                          Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Patrick J. Caulfield                     Vice President and Chief Compliance Officer                   None
---------------------------------------- --------------------------------------------- -------------------------------------
Randal J. Freitag                        Vice President and Treasurer                                  None
---------------------------------------- --------------------------------------------- -------------------------------------
Deana M. Friedt                          Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Amy W. Hester                            Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Daniel P. Hickey(1)                      Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Karina Istvan                            Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Sharon G. Marnien                        Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Thomas F. Murray                         Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Henry Orvin                              Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
James Ryan                               Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Keith J. Ryan                            Vice President and Chief Financial Officer                    None
---------------------------------------- --------------------------------------------- -------------------------------------
Joel Schwartz                            Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Marjorie Snelling                        Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------

----------------------------------------------------------------------------------------------------------------------------
(1)  350 Church Street, Hartford, CT 06103
----------------------------------------------------------------------------------------------------------------------------

(c)  Not applicable.

Item 28.  Location of Accounts and Records. All accounts and records required to be maintained by Section 31(a) of the  Investment  Company Act of 1940
          and the rules under that section are maintained at 2005 Market Street,
          Philadelphia,  PA  19103-7094  and 430 W. 7th Street,  Kansas City, MO
          64105.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of Philadelphia and Commonwealth of Pennsylvania on this 11th day of April,
2008.

                                           DELAWARE POOLED TRUST

                                           By: /s/ Patrick P. Coyne
                                               Patrick P. Coyne
                                               Chairman/President/
                                               Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                  Title                              Date
-------------------------- ---------------------------------- ------------------

/s/ Patrick P. Coyne       Chairman/President/                April 11, 2008
Patrick P. Coyne           Chief Executive Officer
                           (Principal Executive Officer)
                           and Trustee

Thomas L. Bennett     *    Trustee                            April 11, 2008
Thomas L. Bennett

John A. Fry           *    Trustee                            April 11, 2008
John A. Fry

Anthony D. Knerr      *    Trustee                            April 11, 2008
Anthony D. Knerr

Lucinda S. Landreth   *    Trustee                            April 11, 2008
Lucinda S. Landreth

Ann R. Leven          *    Trustee                            April 11, 2008
Ann R. Leven

Thomas F. Madison     *    Trustee                            April 11, 2008
Thomas F. Madison

Janet L. Yeomans      *    Trustee                            April 11, 2008
Janet L. Yeomans

J. Richard Zecher     *    Trustee                            April 11, 2008
J. Richard Zecher

Richard Salus         *    Senior Vice President/             April 11, 2008
Richard Salus              Chief Financial Officer
                           (Principal Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                (Pursuant to Powers of Attorney previously filed)

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    EXHIBITS
                                       TO
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                             (Delaware Pooled Trust)

Exhibit No.         Exhibit

EX-99.d.1.ii        Executed   Investment  Advisory  Expense  Limitation  Letter
                    (February  2008)  between  Delaware  Management  Company  (a series of Delaware Management Business Trust) and Registrant

EX-99.d.1.iii       Executed  Amendment  No. 10 (December 19, 2007) to Exhibit A
                    of the Investment  Management  Agreement (December 15, 1999)
                    between the  Registrant and Delaware  Management  Company (a series of Delaware Management Business Trust)

EX-99.d.1.iv        Executed  Amendment  No. 11 (March 31, 2008) to Exhibit A of
                    the  Investment  Management  Agreement  (December  15, 1999)
                    between the  Registrant and Delaware  Management  Company (a series of Delaware Management Business Trust)

EX-99.e.1.iv        Executed  Distribution  Expense  Limitation Letter (February
                    2008) between Delaware Distributors, L.P. and Registrant